Segment Information - Additional Information (Detail) (Helicopter Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2012 Segment	Apr. 30, 2011 Segment	Apr. 30, 2010
Segment Reporting Information [Line Items]
Number of customer accounted greater than 10% of revenue	2	1
Major customer revenue	$ 450.5	$ 249.9	$ 152.6
Major Customers
Segment Reporting Information [Line Items]
Two customers outstanding account receivable	$ 24.4